Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Japanese plans USD ($)	Mar. 31, 2013 Japanese plans JPY (¥)	Mar. 31, 2012 Japanese plans JPY (¥)	Mar. 31, 2011 Japanese plans JPY (¥)	Mar. 31, 2013 Foreign Plans USD ($)	Mar. 31, 2013 Foreign Plans JPY (¥)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	$ 341	¥ 32,122	¥ (87,163)	¥ (15,734)	$ (168)	¥ (15,804)	¥ (58,270)	¥ (6,244)
Recognized net actuarial loss	177	16,619	28,342	15,029	31	2,884	1,783	1,066
Prior service costs	37	3,462	(632)	1,287	0	43	(108)	142
Amortization of prior service costs	(86)	(8,033)	(16,326)	(24,421)	4	369	351	389
Amortization of net transition obligation			1,626	1,944
Other	(2)	(173)	63	10,529	(87)	(8,162)	5,888	30,466
Total recognized in other comprehensive income (loss)	$ 467	¥ 43,997	¥ (74,090)	¥ (11,366)	$ (220)	¥ (20,670)	¥ (50,356)	¥ 25,819